Discontinued Operations (Details Textual) - 12 months ended Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	CNY (¥)
Proceeds from Divestiture of Businesses	$ 776	¥ 5,030
Tangshan Yian Biological Engineering Co Ltd [Member]
Disposal Group, Including Discontinued Operation, Consideration	$ 2,069		¥ 13,000
Disposal Group, Including Discontinued Operation, Percentage of Ownership Sold	100.00%	100.00%